COMMONWEALTH SHAREHOLDER SERVICES, INC.
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 567-4030


December 23, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC  20549


           Re:  Satuit Capital Management Trust
                SEC File Nos. 333-45040/811-10103

Ladies and Gentlemen:

      On behalf of Satuit Capital Management Trust (the "Trust"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A ("PEA No. 3"). PEA No. 3 applies only to the Satuit Capital Micro Cap Fund (the "Fund"), a series of shares offered by the Trust.

      PEA No. 3 is being filed to create an additional class of shares, Class C Shares of the Fund.

      Questions concerning PEA No. 3 may be directed to Mr. Thomas R. Westle at 212-885-5239 or, in his absence, Mr. Barry E. Breen at 212-885-5275.


                                Very truly yours,


                               /s/ John Pasco, III
                               ---------------------
                                 John Pasco, III

As filed with the Securities and Exchange Commission on December 23, 2003

                                     Registration No. 333-45040
                                            File No.  811-10103

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.___3____                        |X|
                                     -                             -

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.____7_____                                     |X|
                       -                                           -

                        (Check appropriate box or boxes)

                         SATUIT CAPITAL MANAGEMENT TRUST
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

               2608 Goldbug Avenue, Sullivan's Island, SC 29482
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (781) 545-7408
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                                Thomas R. Westle
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                          New York, New York 10022-4405
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |__|  immediately upon filing pursuant to paragraph (b)
       --
      |_|  on _____________________ pursuant to paragraph (b)
       --
      |_X|  60 days after filing pursuant to paragraph (a)(1)
        -
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |__|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                          SATUIT CAPITAL MICRO CAP FUND

                                   a Series of
                         SATUIT CAPITAL MANAGEMENT TRUST



                    Prospectus dated ______________________






                         SATUIT CAPITAL MANAGEMENT, LLC
                                     Adviser



The Satuit Capital Micro Cap Fund (the "Fund"), a series of Satuit Capital Management Trust (the "Trust"), seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million that the Adviser believes exhibit reasonable valuations and favorable growth prospects. The Fund currently offers two classes of shares, one of which, Class C Shares, is offered by this prospectus.

This prospectus concisely describes the information about the Fund that you should know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated ____________________, is available free of charge and may be obtained by writing Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 567-4030. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated in its entirety by reference in this prospectus.



These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission or any state securities commission nor has the U.S. Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                             Page

RISK RETURN SUMMARY.............................................1

PERFORMANCE.....................................................3

INVESTMENT STRATEGIES...........................................5

MAIN RISKS......................................................6

MANAGEMENT......................................................7

YOUR ACCOUNT....................................................8

HOW TO OPEN AN ACCOUNT AND PURCHASE  SHARES.....................9

HOW TO SELL (REDEEM) SHARES OF THE FUND........................13

WHEN AND HOW NAV IS DETERMINED.................................16

DISTRIBUTIONS..................................................16

FEDERAL TAX CONSIDERATIONS.....................................17

PERFORMANCE COMPARISONS........................................18

FINANCIAL HIGHLIGHTS...........................................19

ORGANIZATION...................................................20

ADDITIONAL INFORMATION.........................................20

FOR MORE INFORMATION...........................................20

                               RISK/RETURN SUMMARY

The following discussion describes the investment objective and principal investment strategies and risks of the Satuit Capital Micro Cap Fund (the "Fund"). The investment objective of the Fund is a fundamental policy and cannot be changed without the approval of a majority of the Fund's outstanding shares. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

INVESTMENT OBJECTIVE--The Fund's investment objective is to provide investors with long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES--
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million ("micro cap companies"). Satuit Capital Management, LLC (the "Adviser") will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. micro cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List.

The Adviser selects portfolio securities for investment by the Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND -- Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the "NAV"), total return and value of the Fund and your investment.

--....Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

--....Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

--....Investment In Micro Cap Companies: The Fund invests principally in companies with a market capitalization of $500 million or less (micro-cap companies). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies. If the Fund is heavily invested in these securities, theNAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

WHO MAY WANT TO INVEST IN THE FUND -- We designed the Fund for investors desiring an investment alternative and who seek one or more of the following:

--....a long-term investment horizon;
--....long-term capital appreciation;
--....a stock fund to compliment a portfolio of more conservative investments;
--....a stock fund that uses a balanced approach of value and growth investing;
      or
--....a stock fund that invests in U.S. micro- cap companies.

The Fund may NOT be suitable for you if:

--....You need regular income or stability of  principal;
--....You are pursuing a short-term goal or nvesting emergency reserves; or
--....You are pursuing an investment strategy that is highly speculative.

                                   PERFORMANCE

The bar chart and table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. Prior to the date of this prospectus, the Fund has not offered Class C Shares. The returns shown below are for Class A Shares of the Fund which are offered in a separate prospectus. Class C Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of Class A Shares of the Fund has varied from year to year. The bar chart figures do not include any sales charges that investors will pay when they buy or sell Class A Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total return of the Fund's Class A Shares for the years ended December 31, 2001 and 2002 to the Standard & Poor's 500 Stock Index and the Russell 2000 Index. Keep in mind that past performance, before and after taxes, may not indicate how well the Fund will perform in the future.

[bar chart goes here]

2001     38.16%
2002    (14.35%)

[end bar chart]

During the years shown in the bar chart, the highest return for a calendar quarter was 29.06% (quarter ending June 30, 2001) and the lowest return for a calendar quarter was (19.82%) (quarter ending September 30, 2002).

The total return for the Fund's Class A Shares for the nine months ended September 30, 2003 was _____%.

                           Average Annual Total Return
                   (for the years ending December 31, 2002)

                                                        Since
                                                        Inception
                                       1 Year           12/12 2000
                                       ------           ----------

Class A Shares
Return Before Taxes                     (19.27%)          5.93%
Return After Taxes(1)
 on Distributions(1)(2)                 (19.27%)          5.93%

Return After Taxes on
  Distributions and Sale
  of Fund Shares(1)(2)                  (11.83%)          4.77%
Class C Shares(3)                       ______%           ____%
---------------------

Standard & Poor's 500
  Stock Index(4)                        (22.10%)        (18.27%)

Russell 2000 Index(5)                   (20.46%)         (8.84%)

(1) Prior to December 1, 2001, the Class A Shares of the Fund were sold without a sales charge. These returns have been restated to include the effect of the current maximum 5.75% front-end sales charge imposed on purchases of Class A Shares.

(2) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) These returns represent the performance of Class A Shares but have been restated to include the effect of the higher distribution and service fee of 1.00% attributable to Class C Shares' assets. Had the performance of the Class A Shares of the Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(4) The Standard & Poor's 500 Stock Index is a market-value weighted index that tracks 500 companies in leading industries such as transportation, utilities, financial services, cyclicals and consumer products. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

(5) The Russell 2000 Index is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                    FEE TABLE

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The maximum transaction costs and total annual expenses associated with investing in shares of the Fund are described in the table below and are further explained in the example that follows:

Shareholder Transaction Fees(Fees paid directly from your investment)

                                                      Class C Shares

Maximum Sales Charge (Load)
  Imposed on Purchases (1)                              None
Maximum Deferred Sales
  Charge (Load) Imposed on
 Certain Redemptions (2)                                2.00%
Sales Charge (Load)
  Imposed on  Reinvested Dividends                      None
Redemption Fees                                         None
Exchange Fees                                           None

Annual Operating Expenses (Expenses that are deducted from Fund assets)

Management Fee                                          1.25%
Distribution (12b-1)  and Service Fees                  1.00%
Other Operating Expenses (3)                            3.49%
                                                        -----
Total Annual Fund
  Operating Expenses                                    5.74%
Fee Waiver and/or
  Expense Reimbursements(4)                             2.19%
                                                        -----
Net Expenses                                            3.55%
                                                        =====
------------------------

(1)  As a percentage of offering price.

(2) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two years. The charge is a percentage of the net asset value at the time of purchase.

(3) Other Expenses includes, among other expenses, administrative, custody and transfer agency fees. However, Other Expenses do not include portfolio trading commissions and related expenses as determined under generally accepted accounting principles.

(4) In the interest of limiting total expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses of the Fund is limited to 3.55% for the first three years following commencement of operations. The Adviser may be entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. During the fiscal year ended October 31, 2002, with respect to the Class A Shares, the Adviser waived fees and/or reimbursed expenses at the annual rate of 2.19% of the Fund's average net assets.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year(1)(2)      3 Years       5 Years         10 Years
                ------------      -------       -------         --------
                $XXX              $XXX          $XXX            $XXX

(1) The cost shown for the first year reflects the cap imposed by the expense limitation agreement.

(2) With respect to Class C Shares, the above examples assume payment of the applicable sales charge at the time of redemption. If you hold Class C Shares, and you did not sell your shares during the periods indicated, your costs would be $_____ for the one year period.

                              INVESTMENT STRATEGIES

Principal Investment Strategies--The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of common stocks of U.S. micro cap companies. The Adviser believes that micro cap securities which exhibit a combination of reasonable valuations and above average growth rates will, over the long term, outperform the broader stock market and provide superior investment returns to investors. To that end, the Adviser generally seeks to identify common stocks of companies which are currently priced below the Adviser's estimation of their potential, have earnings that may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

The process to select portfolio securities of the Fund occurs in two stages. First, the Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million. The Adviser uses valuation analysis to determine the inherent value of a company. Such analysis includes a review of a company's financial information such as price to book ratios, price to sales ratios, return on equity ratios, and return on assets ratios. The Adviser uses growth analysis to determine a company's potential for long-term growth. Such analysis involves evaluating a company's dividends and earnings prospects based on its potential for revenue growth due to growing market share, the launch of new products or services, the strength of its management and its financial condition. Companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects are listed on what the Adviser refers to as the Focus List.

The second stage of the selection process requires subjecting the ranked common stocks on the Focus List to a detailed qualitative analysis in order to determine the sustainability of each company's valuation and growth characteristics over the long term. Such analysis includes a review of each company's market sector, competitive position within that market sector, and business prospects in addition to regularly conducting personal interviews with company management, major customers and suppliers, and Wall Street analysts who cover the stocks being evaluated.

The Adviser will constantly monitor the Fund's investment portfolio's positions for adverse changes in the Fund's investment portfolio's. Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

Temporary Defensive Strategy--The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political, or other unfavorable conditions. Under these circumstances, the Fund may invest a substantial portion of its assets in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities. When the Fund is making such defensive investments, the Fund may not achieve its investment objective.

Portfolio Turnover -- As stated above, the Adviser recognizes that investment management is a dynamic process and thus will constantly monitor and reevaluate the Fund's investments in order to maximize, to the extent possible, the capital appreciation of the investment portfolio. This process allows the Adviser to determine whether any of the Fund's investments have lost value or whether securities not held by the Fund seem poised for growth under developing market conditions and to adjust the Fund's holdings accordingly. The Adviser does not anticipate this process to result in high portfolio turnover and does not intend to aggressively trade the Fund's assets. The Fund expects that its annual portfolio turnover rate will be, under normal conditions, between 100% and 200%.

                                   MAIN RISKS

All mutual funds carry a certain amount of risk, which may cause you to lose money on your investment. The following describes the primary risks of investing in the Fund based on the Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

Stock Market Risks -- The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

Stock Selection Risks -- Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Investment In Micro Cap Companies -- The Fund invests in micro-capitalization companies (generally a market capitalization of $500 million or less). Accordingly, the Fund may be subject to the additional risks associated with investment in companies with smaller capital structures. Historically, stocks of micro cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of micro cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of micro cap companies to changing economic conditions. Besides exhibiting greater volatility, micro cap company stocks may, to a degree, fluctuate independently of larger company stocks. Micro cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual funds investing primarily in larger company stocks. Further, stocks of micro cap companies tend to trade at a lower volume than do those of larger companies. If the Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of the Fund will be more susceptible to sudden and significant losses.

                                   MANAGEMENT

Board Of Trustees -- The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of Satuit Capital Management Trust (the "Trust"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund.

The Adviser -- Satuit Capital Management, LLC 2608 Goldbug Avenue, Sullivan's Island, SC 29482 manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.25% on the average daily net assets of the Fund. For the fiscal year ended October 31st, 2003 the Adviser waived fees of XXX and reimbursed expenses of $XXX October 31, 2002, the Adviser waived fees of $47,099 and reimbursed expenses of $21,560 in order to limit the ratio of operating expenses of the Fund's Class A Shares to 2.80%.

In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses, for the first three years following commencement of operations of the Fund's Class C Shares, so that the ratio of total annual operating expenses of the Fund's Class C Shares is limited to 3.55%. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Trustees of the Trust.

Portfolio Manager -- Robert J. Sullivan, the Portfolio Manager of the Fund, has over 20 years of investment experience. He is responsible for implementing the day-to-day management of the Fund's investment operations.

Prior to joining the Adviser, Mr. Sullivan was employed from 1993 to 2000 by Cadence Capital Management where he served as Portfolio Manager/Senior Equity Analyst. Cadence is an institutional asset management firm with over $6 billion in equity assets under management. Mr. Sullivan's position included direct research, analysis and investment responsibility.

From 1992 to 1993 Mr. Sullivan was employed by Fidelity Capital Markets, the institutional block-trading desk of Fidelity Management & Research Company, as an institutional equity sales trader. Prior to joining Fidelity, Mr. Sullivan was employed by Bridge Information Systems, a leading provider of financial information to market participants around the globe. Mr. Sullivan began his employment with Bridge in 1987 where he had account responsibilities for buy and sell side firms in both Boston and New York. He began his investment career in 1981 as an analyst for a venture capital firm.

Mr. Sullivan holds a Bachelors of Science in Economics from the University of Maryland and holds Series 7, 22, and 63 licenses from the National Association of Securities Dealers, Inc.

Other Expenses -- The Fund pays certain operating expenses directly, including, but not limited to custodian, audit and legal fees, costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders, insurance expenses, and costs of registering its shares for sale under federal and state securities laws.

YOUR ACCOUNT

Types Of Accounts -- If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

Individual, Sole Proprietorship And Joint Accounts. Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

Uniform Gift Or Transfer To Minor Accounts (UGMA OR UTMA). Depending on the laws of your state, you may set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give a child up to $10,000 per year without paying Federal gift tax under the Uniform Gift (or Transfers) to Minors Act. To open a UGMA or UTMA account, you must include the minor's social security number on the application, and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

Corporate And Partnership Accounts. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

-- For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

-- For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

-- An authorized officer of the corporation or other legal entity must sign the application.

Trust Accounts. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

Retirement Accounts. The Fund currently does not offer NEW IRA accounts, including traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA and Keogh accounts. However, Fund shares may be purchased by EXISTING retirement accounts. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in a retirement account be sure to indicate the year in which the contribution is made.

HOW TO OPEN AN ACCOUNT AND PURCHASE SHARES

Once you have chosen the type of account that you want to open, you are ready to establish an account.

General Information -- The Fund does not issue share certificates.

You will receive quarterly account statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your account statement. During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

Purchasing Shares -- Shares of the Fund may be purchased directly from First Dominion Capital Corp. ("FDCC" or the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. The Fund is also offered through financial supermarkets, investment advisers and consultants, and other investment professionals. Investment professionals who offer shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. Minimum Investments--The minimum initial investment in each class of shares of the Fund is $1,000. Additional investments in each class must be in amounts of $250 or more. The Fund retains the right to waive the minimum initial investment or to refuse to accept an order.

Share Class Alternatives -- The Fund offers investors two different classes of shares, one of which, Class C Shares, is offered by this prospectus. Additional information concerning the Fund's other classes of shares may be obtained by reading a copy of the applicable prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Public Offering Price -- When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price of Class C Shares is equal to the Fund's net asset value. The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Sales Charges -- Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge" below. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees".

Waiver Of Deferred Sales Charge

The deferred sales charge on Class C Shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;
(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Rule 12b-1 Fees -- The Board of Trustees have adopted a Distribution and Service Plan for the Fund's Class C Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 1.00% for Class C Share expenses. With respect to the Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a Class C Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

General -- The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

Method of Purchase.

By Telephone -- To open an account by telephone, call (800) 567-4030 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

      Suntrust Bank
      Richmond, Virginia
      ABA #0510 0002 0
      Acct #201330490
      Fund Services, Inc.
      Credit to "Satuit Funds"
      For further credit to:  (name and/or taxpayer identification number)

The most critical items are the bank name, ABA number, credit account number and Fund Services, Inc. The other items will help speed the process and insure that the funds are placed in the proper internal account.

You will then need to mail a signed account application to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

By Mail -- You may also open an account by mailing a completed and signed account application, together with a check made payable to the Satuit Capital Micro Cap Fund, to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

Automatic Investment Plans -- You may invest a specified amount of money in the Fund once or twice a month on specified dates pursuant to an Automatic Investment Plan ("AIP"). These payments are taken from your bank account by automated clearinghouse ("ACH") payment. The minimum investment for an AIP is $100.

To open an AIP account, call or write to us to request an "Automatic Investment" form. Complete and sign the form, and return it to us along with a voided check for the bank account from which payments will be made.

Transactions Through Third Parties -- You may buy and sell shares of the Fund through certain brokers (and their authorized agents) that have made arrangements with the Fund's Distributor to sell Fund shares. When you place your order with such a broker or its authorized agent, your order is treated by the broker as if you had placed it directly with the Fund, and you will pay or receive the next price calculated by the Fund. The broker (or authorized agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the current applicable Fund prospectus. The broker (or its authorized agent) may charge you a fee for handling your order.

How To Pay For Your Purchase Of Shares -- You may purchase shares of the Fund by check, ACH payment, or wire. All payments must be in U.S. dollars.

Checks. All checks must be drawn on U.S. banks and made payable to "Satuit Capital Micro Cap Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH Payments. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service. See page 11 for wiring instructions.

Limitations On Purchases -- The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

Cancelled Or Failed Payments -- The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs. We will not accept cash or third-party checks for the purchase of shares.

HOW TO SELL (REDEEM) SHARES OF THE FUND

You have the right to sell ("redeem") all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is referred to as a "redemption" because the Fund buys back its shares. The Fund's procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send your redemption to you within seven (7) calendar days after we receive your redemption request. During unusual market conditions, the Fund may suspend redemptions or postpone the payment of redemption proceeds, to the extent permitted under the Federal securities laws. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If you purchase your shares by check, the Fund may delay sending the proceeds from your redemption request until your check has cleared. This could take up to fifteen (15) calendar days.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 567-4030 for further information regarding redemptions. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE "REDEMPTION PROCEDURES"). HOWEVER, WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

Redemption Procedures.

By Mail -- To redeem shares of the Fund, your redemption request must be in proper form. To redeem by mail, prepare a written request including:

o    Your name(s) and signature(s);

o    The name of the Fund, and your account number;

o The dollar amount or number of shares you want to redeem; o How and where to send your proceeds;

o    A signature guarantee, if required (see "Signature Guarantee Requirements";
     and

o Any other legal documents required for redemption requests by corporations, partnerships or trusts.

Mail your request and documentation to:


      Satuit Capital Micro Cap Fund
      c/o Fund Services, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, Virginia 23229

By Wire -- You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $10,000 or more.

To request a wire redemption, mail or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

By Telephone -- We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or on a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above). Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

Automatic Redemption -- If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

To set up periodic redemptions automatically, call or write the Fund for an "Automatic Redemption" form. You should complete the form and mail it to the Fund with a voided check for the account into which you would like the redemption proceeds deposited.

Signature Guarantee Requirements -- To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but NOT from a notary public. For requests made in writing a signature guarantee is required for any of the following:

--   Redemption of over $5,000 worth of shares;

--   Changes to a record name or address of an account;

-- Redemption from an account for which the address or account registration has changed within the last 30 days;

-- Sending proceeds to any person, address, brokerage firm or bank account not on record;

-- Sending proceeds to an account with a different registration (name or ownership) from yours; or

-- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account.

Small Accounts -- If the value of your account falls below $1,000, the Fund may ask you to increase your balance. If the account value is still below $1,000 after 30 days, the Fund will provide you with 60 days written notice in order to allow you a reasonable opportunity to increase the size of your account. If after the 60 days notice period, your account remains below the required minimum, the Fund may close your account and send you the proceeds. The Fund will not close your account, however, if it falls below the required minimum solely as a result of a reduction in your account's market value.

Transferring Registration -- If you wish to transfer shares to another owner, send a written request to Fund Services, Inc. ("FSI" or the "Transfer Agent") at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed; (4) signature guarantees; and
(5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Lost Accounts -- The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

How To Contact The Fund -- For more information about the Fund or your account, you may write to the Fund at:

Satuit Capital Micro Cap Fund
c/o Commonwealth Shareholder Services, Inc.
1500 Forest Avenue, Suite 223
Richmond, Virginia 23229

Or you may call toll free at (800) 567-4030

                         WHEN AND HOW NAV IS DETERMINED

The Fund's share price, called its NAV, is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) on each business day that the NYSE is open (the "Valuation Time"); however, the Trust's management may compute the NAV more frequently in order to protect shareholders' interests. (As of the date of this prospectus, the Trust is informed that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) NAV per share is computed by adding the total value of the investments and other assets attributable to the Fund's Class C Shares, subtracting any liabilities attributable to the Fund's Class C Shares and then dividing by the total number of the Fund's outstanding Class C Shares. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes may vary.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.

When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions. The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Long-Term vs. Short-Term Capital Gains:

-- Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.

-- Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions

                           FEDERAL TAX CONSIDERATIONS

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

Taxes On Distributions. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to local, state and federal taxes. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31st of each year (by January 31st). Consult your tax advisor about the Federal, state and local tax consequences in your particular circumstances.

Taxes On Redemptions Of Shares. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the Fund based on the original purchase price and on the price at which any dividends may have been reinvested. You should keep your account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"Buying A Dividend". All distributions reduce the NAV of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do purchase shares prior to a distribution, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Tax Withholding. The Fund may be required to withhold U.S. federal income tax at the rate of 30% from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct social security or taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

                             PERFORMANCE COMPARISONS

Advertisements and other sales literature may refer to the Fund's total return. The total return for the one, five and ten-year periods (or for the life of the Fund until the Fund is in existence for such longer periods) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods. All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition and Fund operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and strategies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

Custodian -- Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Transfer Agent and Dividend Disbursing Agent -- Pursuant to a Transfer Agent Agreement with the Trust, FSI acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

Counsel and Independent Auditors -- Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. Prior to the date of this prospectus, the Fund has not offered Class C Shares. The information in the table is for Class A Shares of the Fund. Certain information reflects financial results for a single Class A Share. The total return in the table represent the rate that an investor would have earned [or lost] on an investment in Class A Shares of the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the periods presented have been audited by McCurdy & Associates CPA's, Inc., independent auditors, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD -- Class A Shares

                                        Year            Year            Period
                                        ended           ended           ended
                                        Oct. 31,        Oct. 31,        Oct. 31,
                                        2003            2002            2001*
                                        ----            ----            -----

Per Share Operating Performance
Net asset value,
    beginning of period                 $xx.xx          $12.42          $10.00
                                        ------          ------          ------
Income from investment operations-
   Net investment loss                    x.xx           (0.28)          (0.23)
   Net realized and unrealized
     gain (loss) on investments           x.xx           (0.47)           2.64
                                        ------           ------         ------
Total from  investment operations         x.xx           (0.75)           2.42
                                        ------           ------         ------
Net asset value, end of period          $xx.xx          $11.67          $12.42
                                        ======          ======          ======
Total Return                              x.xx%          (6.04%)        24.20%
Ratios/Supplemental Data
  Net assets, end of period (000's)     $x,xxx          $4,461          $ 456
  Ratio to average net assets
 Expenses                                 x.xx%           4.99%         36.16%**
 Expenses, net of reimbursements
    and fee waivers                       x.xx%           2.80%          1.65%**
 Investment loss, excluding
    reimbursements and fee waivers        x.xx%          (4.36%)      (35.66%)**
Net investment loss                       x.xx%          (2.17%)       (1.14%)**
Portfolio turnover rate                  xx.xx%         157.83%       100.09%

*  Class A Shares' commencement of operation was 12/12/2000.
** Annualized

                                  ORGANIZATION

The Satuit Capital Micro Cap Fund is a series of Satuit Capital Management Trust, a Delaware business trust that is registered with the SEC as an open-end, management investment company. The shares of Satuit Capital Management Trust may be offered in series in addition to the Satuit Capital Micro Cap Fund with distinct and separate investment objective, strategies and policies.

It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Delaware state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

                             ADDITIONAL INFORMATION

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 567-4030.

                              FOR MORE INFORMATION

Adviser
  Satuit Capital Management, LLC
  2608 Goldbug Avenue
  Sullivan's Island, South Carolina 29482

Legal Counsel
  Blank Rome LLP
  The Chrysler Building
  405 Lexington Avenue
  New York, New York 10174

Independent Auditors
  McCurdy & Associates CPA's, Inc.
  27955 Clemens Road
  Westlake, Ohio  44145

Distributor
  First Dominion Capital Corp.
  1500 Forest Avenue, Suite 223
  Richmond, Virginia 23229

Transfer Agent
  Fund Services, Inc.
  1500 Forest Avenue, Suite 111
  Richmond, Virginia 23229

Administrator
  Commonwealth Shareholder Services, Inc.
  1500 Forest Avenue, Suite 223
  Richmond, Virginia 23229

Custodian
  Custodial Trust Company
  101 Carnegie Center
  Princeton, New Jersey 08540-6231

                         SATUIT CAPITAL MANAGEMENT TRUST

Use this form only for individual, custodial, trust, profit-sharing, pension or other plan accounts. Do NOT use this form for IRAs (unless the IRA is a self-directed IRA with another trustee or custodian). A special form is available for IRAs; please call 1-800-567-4030 for information or assistance.

USA PATRIOT ACT- To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

                             NEW ACCOUNT APPLICATION

   1. NAME:

Individual_____________________________________________________________________
                First        Middle         Last

      Joint
Owner__________________________________________________________________________
                First        Middle         Last

      Gift to Minors ___________________________________________________ as
custodian for ___________________________________
                Name of Custodian                   Name of Minor

      under the _______________________________Uniform Gifts to Minors Act
                        (show minor's Soc. Sec. # below)
                State


Other__________________________________________________________________________
        Name of Corporation, Partnership or other Organization. (NOTE: These accounts require additional information. Please call Fund Services, Inc. at 1-800-628-4077.). To open a Trust account please include the pages of the Trust document which shows the date the Trust was established, the name(s) of the Trustee(s), and the dated signature page.

      ADDRESS AND CITIZENSHIP:


--------------------------------------------------------------------------------
(--------)-----------------------
           Street                                Area Code         Daytime
Telephone


-------------------------------------------------------------------------------
           City                    State       Zip Code

      SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER:
---------------------------------------------------------
      CITIZENSHIP OF OWNER, MINOR OR TRUST BENEFICIARY:         |_|U.S.
   Citizen      |_|Resident Alien

      |_|Non-Resident Alien:
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Country of Residence

      CITIZENSHIP OF JOINT OWNER:   |_|U.S. Citizen       |_| Resident Alien

      |_|Non-Resident Alien:
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Country of Residence

   2. INITIAL INVESTMENT (Minimum $1,000)

      $__________________________ (Please make check payable to Satuit Capital Micro Cap Fund -- Class C Shares.)

   3. DISTRIBUTION OPTION: Income dividends and capital gains are automatically reinvested, unless you check one of the following:

           |_|All distribution in cash. |_|Dividends in cash, with capital gains reinvested in shares.

   4. TELEPHONE PRIVILEGES: To use the telephone to authorize the transactions below, please check the appropriate box(es):
       |_| I (we) hereby authorize Fund Services, Inc. to honor the telephone instructions for my (our) account. Neither Satuit Capital Management Trust nor Fund Services, Inc. will be liable for properly acting upon telephone instructions believed to be genuine which are confirmed in accordance with Satuit Capital Management Trust's procedures described in this prospectus. I (we) understand that redemptions authorized by telephone are paid by check and mailed to me (us)..

   5. EMPLOYEE INFORMATION: We are required by the National Association of Securities Dealers (NASD) to ask for this information. Owner's Occupation, Employer & Employer's Address:


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          |_| I am affiliated with, or work for, a member firm of the NASD.

      Joint Owner's Occupation, Employer & Employer's Address:


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          |_| I am affiliated with, or work for, a member firm of the NASD.

   6. SIGNATURES: Each Owner Must Sign This Section.

      The undersigned warrant(s) that I (we) have full authority to make this application, am (are) of legal age, and have received and read a current prospectus and agree to be bound by its terms. I (we) understand that all shares will be held in uncertificated form. I (we) understand that neither Satuit Capital Management Trust nor First Dominion Capital Corp. is a bank, and shares of the Fund are not backed or guaranteed by any bank or insured by the FDIG. I (we) ratify any instructions (including telephone instructions) given on this account and agree that neither the Fund, First Dominion Capital Corp. or Fund Services, Inc. will be liable for any loss, cost or expense for acting upon any instruction (including telephone instructions) believed to be genuine which are confirmed in accordance with the procedures described in the prospectus.

      If I (we) am a (are) U.S. Citizen(s) or Resident Alien(s), as indicated above, I (we) certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct, and
      (2) I (we) are not subject to IRS backup withholding because (a) I (we) am
      (are) exempt from backup withholding, or (b) I (we) have not been notified by the IRS that I (we) am (are) subject to backup withholding, or (c) I
      (we) have been notified by the IRS that I (we) am (are) no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.) If I (we) am a (are) Non-Resident Alien(s), as indicated above, I
      (we) certify under penalties of perjury that I (we) am not (are not) a U.S. Citizen(s) or Resident Alien(s), and that I (we) am an (are) "exempt foreign person(s)" as defined under IRS regulations.

      Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (We) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

      I (We) agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

      This application is not effective until it is received and accepted by the Fund.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

      SIGN HERE:
      -------------------------------------------------------------------
      DATE: ______________________ 20___
             Signature of Individual (or Custodian)


             ------------------------------------------------------------------
             DATE: ______________________ 20___
             Signature of Joint Registrant, if any

      PLEASE SEND YOUR COMPLETED APPLICATION AND CHECK, MADE PAYABLE TO SATUIT CAPITAL MICRO CAP FUND, IN THE ENCLOSED POSTAGE PAID ENVELOPE.

      IF YOU HAVE ANY QUESTIONS, PLEASE CALL THE TRANSFER AGENT AT (800) 628-4077. IF YOU WOULD PREFER TO SEND YOUR APPLICATION AND CHECK BY AN OVERNIGHT SERVICE, PLEASE SEND IT TO:

                  FUND SERVICES, INC.
                  1500 FOREST AVE., SUITE. 111
                  RICHMOND, VA 23229


      _________________________________________________________________________
      Registered Rep. Name           REP. Number                Branch Wire Code

      -------------------------------------------------------------------
      (-------)------------------------------
      Branch Address                           Telephone Number

      CORRESPONDENT FIRM IDENTIFICATION:



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      Firm Name and Address


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      Authorized Signature                Accepted

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during its most recent fiscal year.

For more information about the Fund, you may wish to refer to the Fund's SAI dated ________________, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 567-4030 or by e-mail at: mail@shareholderservices.com.

General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-10103)

                                 SATUIT CAPITAL
                                 MICRO CAP FUND



                                   a series of
                         SATUIT CAPITAL MANAGEMENT TRUST


                                [GRAPHIC OMITTED]
                                   PROSPECTUS
                                [GRAPHIC OMITTED]




                   Prospectus dated ________________________

                          SATUIT CAPITAL MICRO CAP FUND

                                   a series of
                         SATUIT CAPITAL MANAGEMENT TRUST
                               2608 Goldbug Avenue
                     Sullivan's Island, South Carolina 29482
                                 (800) 567-4030




                       STATEMENT OF ADDITIONAL INFORMATION



                        -------------------------------

                                TABLE OF CONTENTS

                                                             Page

Investment Objective, Policies and Restrictions.................1
Trustees and Officers...........................................8
Investment Advisory and Other Services.........................12
Portfolio Transactions and Allocation of Brokerage.............14
Taxation.......................................................16
Voting and Ownership of Shares.................................17
Purchase of Shares.............................................18
Redemption of Shares...........................................20
Dividends and Distributions....................................21
Net Asset Value................................................21
Investment Performance.........................................21
Counsel and Independent Auditors...............................24
Other Information..............................................24
Financial Statements...........................................25

This Statement of Additional Information ("SAI") provides general information about the Satuit Capital Micro Cap Fund (the "Fund"). This SAI is not a prospectus, but should be read in conjunction with the current prospectuses of the Fund as listed below, as they may be supplemented or revised from time to time. Copies of the prospectuses may be obtained from the Fund by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 567-4030.

The Fund's audited financial statements and notes thereto for the year ended October 31, 2002 and the unqualified report of McCurdy & Associates CPA's, Inc., the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended October 31, 2002 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 567-4030.



Current prospectuses:

o.....Class A Shares
o     Class C Shares

The date of this SAI is _______________________

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.


"Adviser" means Satuit Capital Management, LLC.

"Board" means the Board of Trustees of the Trust.

"IRS Code" means the Internal Revenue Code of 1986, as amended.

"CSS" means Commonwealth Shareholder Services, Inc., the administrator of the Fund.

"Custodian" means Custodial Trust Company, the custodian of the Fund's assets.

"FDCC" means First Dominion Capital Corp., the principal underwriter and distributor of the Fund's shares.

"FSI" means Fund Services, Inc., the transfer and dividend disbursing agent of the Fund.

"Fund" means the Satuit Capital Micro Cap Fund, a separate series of the Trust.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Trust" means Satuit Capital Management Trust, a Delaware business trust that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

                                    THE FUND

The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust, a Delaware business trust organized on August 29, 2000. The Fund's principal office is located at 2608 Goldbug Avenue, Sullivan's Island, South Carolina 29482 . The Fund is a "diversified" series, as that term is defined in the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval.

The Fund currently offers two classes of shares. This SAI relates only to one class of the Fund's shares, Class C Shares. Information concerning the Fund's other classes of shares, is contained in separate prospectuses and related Statements of Additional Information, which can be obtained free of charge by calling the Fund at the number on the cover of this SAI. As of the date of this SAI, the Fund is authorized to issue two classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75%; and Class C Shares charging no front-end sales charge, charging a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase and charging a higher 12b-1 fee than Class A Shares. Each class of shares are substantially the same as they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

          INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RESTRICTIONS

The Fund's investment objective is to provide investors with long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of U.S. common stocks with market capitalizations under $500 million. The Adviser will select portfolio securities which the Adviser believes exhibit reasonable valuations and favorable growth prospects.

The Adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. companies with market capitalizations under $500 million (micro-cap companies). Valuation and growth characteristics are equally weighted for purposes of ranking potential investments securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List.

The Adviser selects portfolio securities for investment by the Fund by subjecting the top 20% of the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Adviser also regularly conducts personal interviews with company management, customers, suppliers and Wall Street analysts who provide research about the company's common stock in the stock market.

The Adviser may elect to sell a portfolio security when the reasons for its purchase no longer apply, when return on assets, price to book value or other valuation ratios decline, when the Adviser believes that the market price per share of a security exceeds the inherent value of the company, or when a company's earnings and dividends prospects weaken.

INVESTING IN MUTUAL FUNDS -- All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund can give no assurance that its investment objective will be achieved.

STOCK MARKET RISKS -- The net asset value of the Fund will fluctuate based on changes in the value of the securities held in the investment portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by the Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

STOCK SELECTION RISKS -- Like all managed funds, there is a risk that the Adviser's strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

INVESTMENT IN MICRO CAP COMPANIES -- The Fund invests primarily in companies with market capitalizations under $500 million (collectively, "micro cap companies"). These companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Micro cap companies may also: (1) lack depth of management; (2) be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, micro cap companies may suffer significant losses, as well as realize substantial growth. Thus, securities of micro cap companies present greater risks than do securities of larger, more established companies.

Historically, stocks of micro cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of micro cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of micro cap companies to changing economic conditions. Besides exhibiting greater volatility, micro cap company stocks may, to a degree, fluctuate independently of larger company stocks. Micro cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Fund shares to be more volatile than the shares of mutual fund investing primarily in larger company stocks.

OTHER INVESTMENT POLICIES AND RESTRICTIONS -- The following paragraphs provide a description of other investment policies and restrictions of the Fund. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Trustees of the Trust.

INITIAL PUBLIC OFFERINGS -- To the extent that IPOs are offered to the Fund, the Fund may participate in IPOs if the security being offered satisfies the Fund's investment criteria as determined by the Adviser. An IPO, initial public offering, is a company's first sale of stock to the public and is primarily used to raise substantial amounts of new capital to support current operations, expansion or new business opportunities and otherwise to implement a company's growth plans. Securities offered in an IPO are often, but not always, those of young, small companies seeking outside equity capital and a public market for their stock. There is no guarantee that the company offering its shares in a public offering will sell a sufficient amount of shares to raise the capital that is needed or that a public market for their shares will ever develop. Investors purchasing stock in IPOs generally must be prepared to accept considerable risks for the possibility of large gains. IPOs by investment companies (closed-end funds) usually include underwriting fees that represent a load to buyers. IPOs are considered speculative investments and can be extremely volatile. As a result, IPOs may have a significant impact on the Fund's performance. There is no guarantee that the IPOs in which the Fund participates will be successful, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance will decrease.

CASH POSITIONS AND TEMPORARY DEFENSIVE STRATEGIES -- At times, the Fund may employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result, during these periods, the Fund may not achieve its objective.

SHORT-TERM INVESTMENTS -- The Fund may invest in any of the following securities and instruments:

BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS -- The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Banks may be subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective, strategies and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS -- The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS -- The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Satuit Capital Management, LLC (the "Adviser") to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs that could not be supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

GOVERNMENT OBLIGATIONS -- The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Each of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ILLIQUID SECURITIES -- The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

RESTRICTED SECURITIES -- The SEC Staff currently takes the view that any delegation by the Board of Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board of Trustees. It is the present intention of the Board of Trustees that, if the Board of Trustees decide to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board of Trustees would consider what action would be appropriate in light of the Staff's position at that time.

SHORT SALES -- The Fund is authorized commit up to 5% of the Fund's net assets to engage in short sales of securities which it does not own or have the right to acquire. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit in a segregated account with the Fund's custodian additional cash or securities so that the total collateral held for the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

If the Fund makes a short sale, the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

As stated above, when engaging in short sales, the Trust is required to segregate with its custodian at all times an amount of cash, U.S. Government securities, and other high-grade liquid debt securities equal to the excess of the current market value, as calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker in respect of the short sale (not including the proceeds of the short sale). The Fund values the securities sold short daily in accordance with procedures established by the Board of Trustees for valuing the Fund's "long" investments, and the segregated account is marked to market daily to reflect changes in the value of the security. The Fund's segregation requirement is reduced to an amount below the opening value of the security in question, if the value of the security falls below the opening value. Conversely, The Fund's segregation requirement is increased above the opening value, if the value of the security rises above that level. If the segregation requirement increases, that is, if the sum of the market value of the segregated account plus the market value of the amount deposited with the broker as collateral falls below the amounts required to be maintained (i.e., the greater of the current market value of the security sold short or the market value of that security at the time the transaction was entered into), then the Fund deposits additional assets in the segregated account to satisfy the requirement.

The Fund's decision to make a short sale may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

Short sales create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

REPURCHASE AGREEMENTS -- The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase Agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

BORROWING MONEY -- The Fund may borrow money from banks as a temporary measure for emergency purposes or to facilitate redemption requests. The Fund may borrow up to one-third of its total assets. Borrowing money involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing is generally fixed, the net asset value per share of the Fund tends to decrease more when its portfolio assets decrease in value than would otherwise occur if the Fund did not borrow funds. Interest costs on borrowings, however, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SECURITIES LOANS -- The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

INVESTMENT RESTRICTIONS -- In addition to the principal investment objectives, policies and risks set forth in the Prospectus and in this SAI, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of the Fund's outstanding securities, as defined in the 1940 Act. Non-fundamental investment restrictions of the Fund may be changed by the Board of Trustees.

FUNDAMENTAL INVESTMENT RESTRICTIONS

As fundamental investment restrictions, the Fund will not:

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer;

2. Issue any senior securities, as defined in the 1940 Act, except as set forth in restriction number 3 below;

3. Borrow amounts in excess of 33 1/3% of the market value of its total assets, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate all or any portion of the value of its total assets;

4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of the Fund's portfolio securities;

5.   Purchase or sell real estate or  commodities,  including  oil, gas or other
     mineral   exploration  or  developmental   programs  or  commodity  futures
     contracts;

6. Make loans, in the aggregate, exceeding 33 1/3% of the Fund's total assets or lend the Fund's portfolio securities to broker-dealers if the loans are not fully collateralized;

7. Invest in other registered investment companies, except as permitted by the 1940 Act;

8. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of beneficial interest of the Fund; or

9. Concentrate investments, or invest 25% or more of its net assets, in any one industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund is subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.

The Fund will not:

1.   Acquire securities for the purpose of exercising control over management;

2. Invest more than 15% of its net assets in illiquid securities. In the event that such illiquid securities comprise more than 15% of the Fund's assets due to appreciation or other like cause not related to direct investment, the Fund shall not purchase additional portfolio securities until such time as the Fund holds 15% or less in such illiquid securities; or

3. Purchase additional portfolio securities if borrowings exceed 5% of the Fund's net assets.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether its has complied with its investment restrictions.

                              TRUSTEES AND OFFICERS

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. As of December 31, 2003, each trustee serves as a trustee for the Fund which is currently the only registered fund of the Trust. Trustees who are "interested persons", as defined by the 1940 Act, are indicated by asterisk.

---------------------------------------------------------------------
Name (Age) and      PositionNumber  Principal             Other
Address             held    of      Occupation(s) During  Directorships
                    with    Funds   the Past Five Years   by
                    Trust   in                            Trustees
                    and     Trust                         and
                    Tenure  Overseen                      Number of
                                                          Funds in
                                                          the
                                                          Complex
                                                          Overseen
---------------------------------------------------------------------
---------------------------------------------------------------------
Robert J. Sullivan  Chairman1       Managing Director     None
*(42)               of the          and Chief Investment
2608 Goldbug        Board,          Officer of Satuit
Avenue, Sullivan's  President       Capital  Management,
Island, South       and             LLC, the Adviser to
Carolina 29482      Treasurer       the Fund,  from
                    since           June, 2000 to
                    December,       Present, Portfolio
                    2000            Manager and Senior
                                    Equity Analyst at
                                    Cadence Capital
                                    Management from 1997
                                    to 2000, an
                                    institutional  asset
                                    management firm;
                                    Institutional Equity
                                    Sales Trader at
                                    Fidelity Capital
                                    Markets from 1992 to
                                    1993; and Customer
                                    Service
                                    Representative at
                                    Bridge Information
                                    Systems from 1987 to
                                    1992.
---------------------------------------------------------------------
---------------------------------------------------------------------
Non-interested trustees:
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
Kevin M. Haggerty   Trustee 1       Manager, Andove       None
(63)                since           Brokerage (equity
200 Highland Road   December,       trading) from 1998
Rye, NY 10580       2000            to Present;  Private
                                    Investor from 1997 to
                                    1998; and Head of
                                    Trading at Fidelity
                                    Capital Markets from
                                    1990 to 1997.
---------------------------------------------------------------------
---------------------------------------------------------------------
Anthony J. Hertl    Trustee 1       Consultant to small   None
(54)                since           and  emerging
1301 Grassmere      October,        businesses  since
Avenue              2002            2000.  Retired in
Interlaken, NJ                      2000 as Vice
07712                               President of Finance
                                    and Administration
                                    of Marymount
                                    College, Tarrytown,
                                    N.Y. where he served
                                    in this capacity for
                                    four years.  From
                                    1983 to 1996, he
                                    served in various
                                    positions at
                                    Prudential
                                    Securities Inc., New
                                    York,
                                    NY,
                                    including Chief
                                    Financial
                                    Officer-Direct
                                    Investment Group,
                                    Director of
                                    Corporate Taxation
                                    and
                                    Controller-Capital
                                    Markets.  Mr. Hertl
                                    spent ten (10) years
                                    at Arthur Andersen
                                    & Co.  and is a
                                    Certified Public
                                    Accountant.
---------------------------------------------------------------------
---------------------------------------------------------------------
Samuel Boyd, Jr.    Trustee         Mr. Boyd has served   Vontobel
(62)                since           as the Manager of     Funds --
10808 Hob Nail      October,        the Customer Service  1 Fund;
Court               2002            Operations and        The World
Potomac, MD 20854                   Accounting Division   Funds --
                                    of the Potomac        7 Funds;
                                    Electric Power        World
                                    Company, Washington,  Insurance
                                    D.C., since  1978.    Trust --
                                    Mr. Boyd has served   1  Fund;
                                    as a Director of      Janus
                                    Vontobel Funds,       Capital
                                    Inc., a registered    Management
                                    investment company,   Trust --
                                    since October, 1983;  2 Funds.
                                    Director of The
                                    World Funds, Inc., a
                                    registered
                                    investment company,
                                    since May, 1997;
                                    Trustee of World
                                    Insurance Trust, a
                                    registered
                                    investment company,
                                    since March, 2002;
                                    and Trustee of Janus
                                    Capital Management
                                    Trust, a registered
                                    investment company,
                                    since September,
                                    2003.  Mr. Boyd is
                                    also a Certified
                                    Public
                                    Accountant.
---------------------------------------------------------------------

* Mr. Sullivan is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act. Mr. Sullivan is an interested person because: (1) he is an officer of the Trust; and (2) he is the owner of the investment adviser to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

AUDIT COMMITTEE -- The Trust has a standing Audit Committee of the Board of Trustees composed of Messrs. Hertl and Boyd. Mr. Boyd acts as the chairperson of such committee. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended October 31, 2003, the Audit Committee met once, and each incumbent Trustee attended not less than 75% of all Board meetings while serving as Trustee.

NOMINATING COMMITTEE -- The Trust has a standing Nominating Committee of the Board composed of Messrs. Haggerty, Hertl and Boyd. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended October 31, 2003, the Nominating Committee did not meet.

As of December 31, 2002, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

--------------------------------------------------------------------
Name of Trustee                 Dollar Range    Aggregate Dollar
                                of Equity       Range of Equity
                                Securities in   Securities in All
                                the Fund        Funds of the Trust
                                                Overseen by the
                                                Trustees
--------------------------------------------------------------------
--------------------------------------------------------------------
Robert J. Sullivan              $10,001-$50,000 $10,001-$50,000
--------------------------------------------------------------------
--------------------------------------------------------------------
Kevin M. Haggerty               None            None
--------------------------------------------------------------------
--------------------------------------------------------------------
Anthony J. Hertl                None            None
--------------------------------------------------------------------
--------------------------------------------------------------------
Samuel Boyd, Jr.                None            None
--------------------------------------------------------------------

COMPENSATION -- No Trustee receives any compensation for their service as Trustees of the Trust. However, each Trustee who is not affiliated with the Trust or the Adviser, will be reimbursed for expenses incurred in connection with attending Board and committee meetings. None of the executive officers receives any compensation or expense reimbursement from the Fund. For the fiscal year ended October 31, 2003, the Trustees did not receive compensation or reimbursements from the Trust.

---------------------------------------------------------------------
                             Aggregate     Pension or
                             Compensation  Retirement     Total
                             From the      Benefits       Compensation
                             Fund for      Accrued as     from the
Name and Position Held       Fiscal Year   Part of Fund   Trust**
                             ended Expenses
                             October 31,
                             2002
---------------------------------------------------------------------
---------------------------------------------------------------------
Robert J. Sullivan*,         None          None           None
Chairman
---------------------------------------------------------------------
---------------------------------------------------------------------
Kevin M. Haggerty, Trustee   None          None           None
---------------------------------------------------------------------
---------------------------------------------------------------------
Anthony J. Hertl, Trustee    None          None           None
---------------------------------------------------------------------
---------------------------------------------------------------------
Samuel Boyd, Jr.             None          None           None
---------------------------------------------------------------------

* "Interested person" as defined under the 1940 Act. ** The Registrant is the only registered mutual fund in the fund complex.

Approval of the Investment Advisory Agreement -- The Board of Trustees of the Trust and shareholders of the Fund most recently approved the terms and conditions of the revised Investment Advisory Agreement (the "Revised Agreement") between Satuit Capital Management, LLC (the "Adviser"), on behalf of the Fund, at a special meeting on August 28, 2002. The Board, including the disinterested trustees, unanimously approved the proposed Revised Agreement at a meeting held on June 5, 2002. In making its recommendation to adopt the Revised Agreement, the Board considered a number of factors. These factors were the performance of the Fund since inception, the nature and quality of the services provided by the Adviser and the Adviser's fee and the expenses of the Fund in comparison to other mutual funds with a similar investment objective.

The Board concluded, after a discussion regarding the proposed Revised Agreement, that it was in the best interest of the Fund's shareholders to approve the Revised Agreement and submit it, with a recommendation for approval, to the shareholders for vote at the Meeting.

 CODE OF ETHICS -- The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (the "Code"), pursuant to Rule 17j-1 of the 1940 Act, which makes it unlawful for any affiliated person of the Fund, Adviser, or Distributor, in connection with the purchase or sale, directly or indirectly, by the person, of a security held or to be acquired by the Fund to (i) employ any device, scheme or artifice to defraud the Fund; (ii) make any untrue statement of a material fact to the Fund or omit to state a material fact necessary in order to make the statements made to the Fund, in light of the circumstances under which they are made, not misleading; (iii) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Fund; or (iv) engage in any manipulative practice with respect to the Fund. The Board of Trustees has determined that personnel of the Trust may engage in personal trading of securities, including with respect to securities purchased and sold by the Fund, subject to general fiduciary principles and compliance with the express provisions of the Code.

It is noted that under the Code: (1) the disinterested trustees of the Trust are not required to pre-clear personal securities transactions, and (2) the disinterested trustees need not report transactions where they were not provided with information about the portfolio transactions contemplated for the Fund or executed for the Fund for a period of 15 days before and after such transactions.

PROXY VOTING POLICIES--The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Beginning with the twelve month period ending June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 800-567-4030 and (2) on the SEC's website at http://www.sec.gov.


PRINCIPAL SECURITIES HOLDERS -- As of November 30, 2003 , the following persons owned of record shares of the Fund in the following amount:

---------------------------------------------------------------------
Name and Address            Number of Shares       Percentage of
                                                   Fund
---------------------------------------------------------------------
---------------------------------------------------------------------
National Investor Services  128,974.677            26.654%
Corp.
For the Exclusive Benefit
of Customers
55 Water Street, 32nd Floor
New York, New York 10041

---------------------------------------------------------------------

As of November 30, 2003, the following persons beneficially owned shares of the Fund in the following amount:

---------------------------------------------------------------------
Name and Address            Number of Shares       Percentage of
                                                   Fund
---------------------------------------------------------------------
---------------------------------------------------------------------
John T.                     33,068.783               6.834%
Curley
161 Cedar Street
Braintree, Massachusetts
02184
---------------------------------------------------------------------

As of November 30, 2003, officers and trustees of the Fund owned less than 1.00% of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISER -- Satuit Capital Management, LLC, 2608 Goldbug Avenue, Sullivan's Island, South Carolina 29482, serves as investment adviser to the Fund. The Adviser is wholly-owned and controlled by Mr. Robert J. Sullivan, who is also the Managing Director and Chief Investment Officer of the Adviser. Subject to the general supervision and control of the Board, the Adviser makes investment decisions for the Fund. The Adviser is a privately held corporation that is registered as an investment adviser with the U.S. Securities & Exchange Commission.

Under the terms of its investment advisory agreement with the Fund, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

INVESTMENT ADVISORY AGREEMENT -- The Adviser acts as the investment adviser to the Fund pursuant to an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party). Under the terms of the investment advisory agreements between the Trust and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund's investment portfolio. The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser.

The Investment Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the1940 Act) and, in either case, by a majority of the trustees who are not interested persons of the Trust or the Adviser. The Adviser's investment decisions are made subject to the direction and supervision of the Board of trustees. The Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund for any error of judgment by the Adviser or for any loss sustained by the Fund except in the case of the Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days' written notice. No person other than the Adviser regularly furnishes advice to the Fund with respect to the desirability of the Fund's investing in, purchasing or selling securities.

For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 1.25% on the average daily net assets of the Fund.

In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund's Class C Shares will not exceed 3.55% of net assets. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Trustees of the Trust.

From December 12, 2000 (commencement of operations) through October 31, 2001, the Adviser waived fees of $2,854 and voluntarily reimbursed expenses of $80,508. For fiscal year ended October 31, 2002, the Adviser waived fees of $47,099 and reimbursed expenses of $21, 560.

ADMINISTRATOR -- Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services as administrator, CSS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. CSS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters.

CUSTODIAN -- Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

ACCOUNTING SERVICES -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT -- Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

DISTRIBUTOR -- First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is entitled to the front-end sales charge on the sale of Class A Shares as described in the applicable prospectus and SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class A and Class C shares as described in the applicable prospectus and SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and SAI. Prior to the date of this SAI, the Fund did not offer Class C Shares. Accordingly, during the fiscal year ended October 31, 2003, no fees were paid pursuant to the Fund's Class C Shares Distribution 12b-1 and Service Plan.

---------------------------------------------------------------------
Fiscal Year    Net           Compensation Brokerage     Other
or Period      Underwriting  on           Commissions   Compensation
ended October  Discounts     Redemption                 (1)
31st           and           and
               Commissions   Repurchases
---------------------------------------------------------------------
---------------------------------------------------------------------
2001           None          None         None          None
---------------------------------------------------------------------
---------------------------------------------------------------------
2002           $33,713       None         None          None
---------------------------------------------------------------------

(1) Fees received pursuant to the Fund's Class A Shares Distribution 12b-1 Plan.

OTHER EXPENSES -- The Fund pays certain operating expenses that are not assumed by the Adviser, the Trust or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Custodian, the Distributor and the Transfer Agent, are deducted from the income of the Fund before dividends are paid. These expenses include, but are not limited to, expenses of officers and trustees who are not affiliated with the Adviser, the Trust or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

              PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to, and in accordance with, any instructions the Board of Trustees may issue from time to time. The Adviser will select broker-dealers to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising a variety of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The Adviser does not currently intend to cause the Fund to make such payments. It is the position of the staff of the U.S. Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Fund paid brokerage commissions of $2,277 for the period from December 12, 2000 (commencement of operations) through October 31, 2001. For fiscal year ended October 31, 2002, the Fund paid brokerage commissions of $62,189. For the fiscal year ended October 31, 2003, the Fund paid brokerage commissions of $x,xxx.

PORTFOLIO TURNOVER -- In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be, under normal conditions, between 100% and 200%.

                                    TAXATION

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the " IRS Code"). By so qualifying, the Fund will not incur federal income or state taxes on its net investment company taxable income and on net realized capital gains (net long-term capital gains in excess of the sum of net short-term capital losses and capital losses carryovers from the prior 8 years) to the extent distributed as dividends to shareholders.

To qualify as a regulated investment company, the Fund must, among other things
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and 90% of its net exempt interest income each taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years. Under the IRS Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares.

Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year.

Any redemption or exchange of the Fund's shares is a taxable event and may result in a capital gain or loss. A gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term, mid-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 30% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

                         VOTING AND OWNERSHIP OF SHARES

Each share of the Fund has one vote in the election of trustees. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any trustees.

Shareholders of the Fund and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Rule 18f-3 Plan -- The Board of Trustees have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund. At present, the Fund offers Class A Shares, imposing a front-end sales charge of up to a maximum of 5.75% and charging a 12b-1 fee; and Class C Shares charging no front-end sales charge, charging a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase, and charging a higher 12b-1 fee than Class A Shares.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Plan of Distribution -- The Fund has a Distribution and Service Plan (the "12b-1 Plan") for each of its class of shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Trustees of the Trust and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while such 12b-1 Plan is in effect.

The 12b-1 Plan for Class C Shares provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of the average daily net assets attributable to the Fund's outstanding Class C Shares. As of the date of this SAI, the Fund has not yet offered Class C Shares. Accordingly, no fees were paid pursuant to the Fund's Class C Shares 12b-1 Plan for the fiscal year ended October 31, 2003.

Under the Class C Shares' 12b-1 Plan, payments by the Trust (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class C Shares, and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class C Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting with respect to Class C Shares or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in Class C Shares; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Class C Shares.

The Trust understands that Service Organizations may charge fees to their customers who are the beneficial owners of Class C Shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class C Shares.

Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which Class C Shares of the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust's Board of Trustees have concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and holders of its Class C Shares. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of Class C Shares. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Class C Shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                               PURCHASE OF SHARES

Shares of the Fund are bought or exchanged at the public offering price per share next determined after receipt of an order by the Fund's Transfer Agent in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The minimum initial investment in each class of the Fund is $1,000 and subsequent minimum investments are $250 (except for individual retirement accounts for which the minimum subsequent investment is $100).

You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers or dealers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share for the Fund's Class C Shares is equal to the NAV next determined after the Fund or authorized institution receives your purchase order.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your order to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

                              REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings,
(b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the U.S. Securities and Exchange Commission (the "SEC"), by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record. Share purchases and redemptions are governed by Delaware state law.

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. The Fund's procedure is to redeem shares at the NAV determined after the Fund or authorized institution receives the redemption request in proper order, less any applicable deferred sales charge. Payment will be made promptly, but no later than the seventh day following receipt of the redemption request in proper order.

                           DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions from the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

                                 NET ASSET VALUE

The price per share of the Fund is referred to as the Fund's "net asset value." The method for determining the Fund's net asset value is summarized in the applicable prospectus in the text following the heading "When And How NAV Is Determined". The net asset value of the Fund's shares is determined on each day on which the NYSE is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend):
New Year's Day, President's Day, Good Friday, Dr. Martin Luther King, Jr. Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

YIELD INFORMATION -- From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                       6
      Yield = 2[(a-b +1)-1]
                 ---
                 cd
where:

      a    =    dividends and interest earned during the period.
      b    =    expenses accrued for the period (net of reimbursements).
      c    =    the average daily number of shares  outstanding during the period that were entitled to receive dividends.
      d    =    the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN PERFORMANCE -- Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

                   n
              P(1+T) = ERV

where:

P      = a hypothetical initial payment of $1,000
T      = average annual total return
n      = number of years (1,5 or 10)
ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Prior to the date of this SAI, the Fund has not offered Class C Shares. Accordingly, no performance information is being provided for Class C Shares. Return numbers listed below are for the Fund's Class A Shares and are based on the maximum front-end sales charge of 5.75%. Based on the foregoing, the Fund's average annual total returns (before taxes) for Class A Shares for the period or years indicated would be:

---------------------------------------------------------------------
                   Periods ended October 31, 2003
---------------------------------------------------------------------
---------------------------------------------------------------------
    One Year         Five Years       Ten Years     Since Inception
---------------------------------------------------------------------
---------------------------------------------------------------------
     (____%)            N/A              N/A            ____%(1)
---------------------------------------------------------------------

(1) Class A Shares' commencement of operations was December 12, 2000.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Fund's Class A Shares are included in the applicable prospectus. After-tax returns for Class C Shares would be different.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

PERFORMANCE REPORTING -- The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

      Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10- year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

      Independent publications may also evaluate the Fund's performance. The Fund may, from time to time, refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

                        COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of the Fund, are passed upon by Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174. McCurdy & Associates CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145 have been selected as independent auditors for the Fund.

                                OTHER INFORMATION

The Adviser for the Fund is a Delaware limited liability company which was registered as an investment adviser with the SEC on August 16, 2000. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the prospectuses and in this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                         SATUIT CAPITAL MANAGEMENT TRUST
                        c/o First Dominion Capital Corp.
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229
                            Telephone: (800) 567-4030
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year end October 31, 2002 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent auditors, McCurdy & Associates CPA's, Inc., whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A

                         SATUIT CAPITAL MANAGEMENT, LLC

                        PROXY AND CORPORATE ACTION VOTING
                             POLICIES AND PROCEDURES

I.    POLICY

      Satuit Capital Management, LLC (the "Adviser") acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

      When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.   PURPOSE

      The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES

      __________________ is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines
      ___________________ is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by the Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.    Conflicts of Interest

      Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.    Obtain Consent of Clients.  To the extent that the Adviser has
      -------------------------
                discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3.    Client Directive to Use an Independent Third Party.  Alternatively, a
      --------------------------------------------------
                client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

      ________________ will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflict of interest so identified by the Adviser will be addressed as described above in this Section III.A.

B.    Limitations

      In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.    Client Maintains Proxy Voting Authority:  Where client specifies in
      ---------------------------------------
                writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to sent the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. Terminated Account: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.    Limited Value:  If the Adviser determines that the value of a client's
      -------------
                economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

IV. RECORD KEEPING

      In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

     The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

V.    GUIDELINES

      Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.    Oppose

      The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

a.                   Proposals to stagger board members' terms;

b. Proposals to limit the ability of shareholders to call special meetings;

c.                   Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.                   Proposals regarding "fair price" provisions;

f.                   Proposals regarding "poison pill" provisions; and

g.                   Permitting "green mail".

2.                   Providing cumulative voting rights.


B.   Approve

      Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

2.              Date and place of annual meeting.

3.              Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5.              Confidential voting

                Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues. The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.
6.              Limiting directors' liability

7.              Eliminate preemptive right

                Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.
8. The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.              Employee Stock Purchase Plan

10.             Establish 401(k) Plan



C.              Case-By-Case

      The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will be made based on the financial interest of the fund. These matters include:

1.              Pay directors solely in stocks

2.              Eliminate director mandatory retirement policy

3.              Rotate annual meeting location/date

4.              Option and stock grants to management and directors

5. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

PART C - OTHER INFORMATION


ITEM 23.  EXHIBITS

(a) Declaration of Trust.

      (1) Certificate of Trust and Declaration of Trust dated August 29, 2000, as filed with the Secretary of State, are incorporated by reference to Exhibit 23 (a) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC") on September 1, 2000.


      (2) Amendment No. 1 to the Declaration of Trust dated November 13, 2000 is incorporated herein by reference to Exhibit 23 (a) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(b) By-Laws.

      The By-Laws of the Registrant are incorporated herein by reference Exhibit 23 (b) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the U.S. Securities and Exchange Commission (the "SEC) on September 1, 2000.

(c) Instruments Defining Rights of Security Holders.

      Not applicable

(d) Investment Advisory Contracts.

      (1) Investment Advisory Agreement dated December 12, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund.

(e) Underwriting Contracts.

      (1) Distribution Agreement dated June 1, 2001 between First Dominion Capital Corp ("FDCC") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(e)(1) of PEA No. 1.

(f) Bonus or Profit Sharing Contracts.

      Not Applicable.

(g) Custodian Agreement.

      (1) Custodian Agreement dated November 13, 2000 between Custodial Trust Company and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(g)(1) of PEA No. 1.

(h) Other Material Contracts.

     (1) Administrative Services.

           Administrative Services Agreement dated June 1, 2001 between Commonwealth Shareholder Services, ("CSS") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(1) of PEA No. 1.


      (2) Transfer Agency.

          Transfer Agency Agreement dated June 1, 2001 between Fund Services, Inc. ("FSI") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(2) of PEA No. 1.

     (3) Fund Accounting.

          Accounting Services Agreement dated June 1, 2001 between Commonwealth Fund Accounting ("CFA") and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(3) of PEA No. 1.

     (4) Shareholder Servicing.

          Form Of: Shareholder Servicing Agreement for the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit No. of 23(h)(3) to the Registrant's initial Registration Statement on Form N1-A (File Nos. 333-45040/811-10103) as filed with the SEC on September 1, 2000.

    (5) Expense Limitation Agreements.

          1. Expense Limitation Agreement dated November 1, 2001 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit
           Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(h)(5) of PEA No. 1.

          2. FORM OF: Class C Shares Expense Limitation Agreement

(i) Legal Opinion.

      (1) Opinion of Counsel of Spitzer & Feldman P.C. is incorporated herein by reference to Exhibit No. 23(i) of Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-45040/811-10103) as filed with the SEC on November 22, 2000.

(j) Other Opinions.

      Consent of McCurdy & Associates, CPAs, Inc.

(k) Omitted Financial Statements.

      Not Applicable.

(l) Subscription Agreement.

      Subscription Agreement dated November 21, 2000 between Satuit Capital Management, LLC and the Registrant on behalf of the Satuit Capital Micro Cap Fund is incorporated herein by reference to Exhibit 23(l) of PEA No. 1.

(m)        Rule 12b-1 Plan.

1. Distribution Plan on behalf of the Fund's Class A Shares is incorporated by reference to Exhibit 23(m)(1) of Post-Effective Amendment No. 2.
2.         FORM OF: Distribution Plan on behalf of the Fund's Class C Shares.

(n)        Rule 18f-3 Plan.

      FORM OF:  Satuit Capital Management Trust 18f-3 Plan.

(o) Reserved.

(p) Codes of Ethics.

     (1) The Code of Ethics of the Registrant and Satuit Capital Management, LLC (the investment adviser to the Satuit Capital Micro Cap Fund) is incorporated herein by reference to Exhibit 23(p)(1) of PEA No. 1.

     (2) The Code of Ethics of FDCC (the distributor for the Registrant) is incorporated herein by reference to Exhibit 23(p)(2) of PEA No. 1.

(q) Powers-of-Attorney.

(1) Power-of-Attorney for Mr. Robert J. Sullivan is incorporated herein by reference to Exhibit 23(q)(1) of PEA No. 1.

(2) Power-of-Attorney for Mr. Michael D. Muffoletto is incorporated herein by reference to Exhibit 23(q)(2) of PEA No. 1.

(3) Power-of-Attorney for Mr. Kevin M. Haggerty is incorporated herein by reference to Exhibit 23(q)(3) of PEA No. 1.

(4)      Power-of Attorney for Mr. Samuel Boyd, Jr.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable

ITEM 25.  INDEMNIFICATION.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

      The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

      Name of Investment Adviser               Form ADV File Number

      Satuit Capital Management, LLC                801-57862

ITEM 27.  PRINCIPAL UNDERWRITERS.

      (a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and World Insurance Trust.

      (b)   (1) First Dominion Capital Corp.

           The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

      (c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)        Satuit Capital Management, LLC
           2608 Goldbug Avenue, Sullivan's Island, South Carolina 29482
           (records relating to its function as investment adviser to the Satuit Capital Micro Cap Fund).

(b)   Custodial Trust Company
           Carnegie Center
           Princeton, New Jersey 08540
           ((records relating to its functions as custodian for the Satuit Capital Micro Cap Fund).

(c)        Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, Virginia
           23229
           (records relating to its function as transfer agent to the Satuit Capital Micro Cap Fund).

(d)        Commonwealth Fund Accounting
           1500 Forest Avenue, Suite
           Richmond, Virginia 23229
           (records relating to its function as accounting services agent to the Satuit Capital Micro Cap Fund).

(e) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           (records relating to its function as administrator to the Satuit Capital Micro Cap Fund).

(f) First Dominion Capital Corp. 1500 Forest Avenue, Suite 223 Richmond,
           Virginia 23229
           (records relating to its function as distributor for the Satuit Capital Micro Cap Fund).

ITEM 29.  MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.

          Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Sullivans Island and State of South Carolina on the 23rd day of December, 2003.

                                           SATUIT CAPITAL MANAGEMENT TRUST


                                           By: */s/  Robert J. Sullivan
                                               -----------------------
                                               Robert J. Sullivan, President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                       Title                     Date

*/s/ Robert J. Sullivan
Robert J. Sullivan              President, and          December 23, 2003
                                Chairman of the
                                Board of Trustees

*/s/ Kevin M. Haggerty
Kevin M. Haggerty               Trustee                 December 23, 2003


*/s/ Anthony Hertl              Trustee                 December 23, 2003
-------------------
Anthony Hertl

*/s/ Samuel Boyd, Jr.           Trustee                 December 23, 2003
 --------------------
Samuel Boyd, Jr.


*By:  /s/ John Pasco, III
      --------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney on file.

EXHIBIT NO.             DESCRIPTION

23(h)(2)                FORM OF: Class C Shares Expense Limitation Agreement
23(j)                   Consent of McCurdy and Associates, CPA's
23(m)(2)                FORM OF: Class C Shares 12b-1 Plan
23(n)                   FORM OF: Satuit Capital Management Trust 18f-3 Plan

                                                                EXHIBIT 23(h)(2)

                                    FORM OF:

                          EXPENSE LIMITATION AGREEMENT

                         SATUIT CAPITAL MANAGEMENT TRUST
                  SATUIT CAPITAL MICRO CAP FUND
                                 CLASS C SHARES




      This EXPENSE LIMITATION GREEMENT, effective as of ____________________, is by and between Satuit Capital Management, LLC (the "Adviser") and Satuit Capital Management Trust (the "Trust"), on behalf of the Satuit Capital Micro Cap Fund (the "Fund").

      WHEREAS, the Trust is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company of series type, one of which series is the Fund; and

      WHEREAS the Trust and the Adviser have entered into an Advisory Agreement, as amended ("Advisory Agreement"), pursuant to which the Adviser provides advisory services to the Fund for compensation based on the value of the average daily net assets of the Fund; and

      WHEREAS the Trust and the Adviser have determined that it is appropriate and in the best interests of the Fund and its shareholders to maintain the expenses of the Fund at a level below the level to which the Fund might otherwise be subject;

      NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:

1.    Expense Limitation

      1.1 Operating Expense Limit. The maximum Operating Expense Limit in any year with respect to the Fund's Class C Shares is 3.55% of the average daily net assets of the Fund's Class C Shares.

      1.2 Applicable Expense Limit. To the extent that the aggregate expenses incurred by the Fund in any fiscal year (referred to as "Fund Operating Expenses") exceed the Operating Expense Limit, the excess amount ("Excess Amount") will be the liability of the Adviser. Fund Operating Expenses may include, but are not limited to, advisory fees of the Adviser. Fund Operating Expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

      1.3 Method of Computation. To determine the Adviser's liability with respect to the Excess Amount, each month the Fund Operating Expenses for the Fund's Class C Shares will be annualized as of the last day of the month. If the annualized Fund Operating Expenses of the Fund exceed the Operating Expense Limit of the Fund's Class C Shares for the month, the Adviser will remit to the Fund an amount sufficient to reduce the annualized Fund's Class C Shares Operating Expenses Limit.

      1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual adjustment payment will be made by the appropriate party in order that the amount of the advisory fees waived or reduced by the Adviser, as well as other payments remitted by the Adviser to the Fund with respect to adjustments made to the Fund's Class C Shares Operating Expenses for the previous fiscal year, shall equal the Excess Amount for the entire fiscal year.

2.    Reimbursement of Fee Waivers and Expense Reimbursements

      2.1 Reimbursement. If during any quarter in which the Advisory Agreement is still in effect, the estimated aggregate Fund's Class C Shares Operating Expenses of the Fund for the quarter are less than the Operating Expense Limit for that quarter, the Adviser will be entitled to reimbursement of fees waived or remitted by the Adviser to the Fund pursuant to Section 1 of this Agreement. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by the Adviser to the Fund during any of the previous three (3) years, pursuant to Section 1of this Agreement, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund; provided, that the amount payable to the Adviser pursuant to this
           Section 2.1 is limited to not more than the difference between the Operating Expense Limit for the quarter and the actual Fund Operating Expenses for that quarter. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

2.2 Board Approval. No Reimbursement Amount will be paid to the Adviser in any fiscal quarter unless the Trust's Board of Trustees has determined that a reimbursement is in the best interest of the Fund and its shareholders. The Trust's Board of Trustees will determine quarterly in advance whether any Reimbursement Amount may be paid to the Adviser during the quarter.

3. Term and Termination of Agreement.

      This Agreement will continue in effect until __________________ and from year to year thereafter provided that each continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement ("Independent Trustees"). Nevertheless, this Agreement may be terminated by either party to the Agreement, without payment of any penalty, upon ninety (90) days prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.


4. Miscellaneous.

      4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

4.2 Interpretation. Nothing in this Agreement requires the Trust or the Fund to take any action contrary to the Trust's Certificate of Trust, Bylaws, or any applicable statutory or regulatory requirement to which the Trust or Fund are subject, nor does this Agreement relieve or deprive the Trust's Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust or the Fund.

4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning and is to be resolved by reference to, the 1940 Act and the Advisory Agreement between the parties.

      IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.



                               SATUIT CAPITAL MANAGEMENT TRUST


                               -------------------------------
                               Robert J. Sullivan
                               Chairman



                               SATUIT CAPITAL MANAGEMENT, LLC


                               --------------------------------
                               Robert J. Sullivan
                               President

                                                                   EXHIBIT 23(j)








                  CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


   As independent public accountants, we hereby consent to the use in this Post-effective Amendment No. 3 to the Registration Statement for Satuit Capital Management Trust (SEC File No. 811-10103) of all references to our firm included in or made a part of this Amendment.




   McCurdy & Associates CPA's, Inc.



   /s/ McCurdy and Associates, CPA's, Inc.
   Westlake, Ohio
   December 22, 2003

                                                                EXHIBIT 23(m)(2)

                                    FORM OF:

                         SATUIT CAPITAL MANAGEMENT TRUST


                          Distribution and Service Plan
                                       of
                  Satuit Capital Micro-Cap Fund
                                 Class C Shares

      This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 (the "12b-1 Rule") under the Investment Company Act of 1940, as amended (the "1940 Act") by Satuit Capital Management Trust (the "Company") for shares of the Company's Satuit Capital Micro-Cap Fund series (the "Fund"). The Plan has been approved by a majority of the Company's Board of Trustees, including a majority of the trustees who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Trustees"), by votes cast in person at a meeting called for the purpose of voting on the Plan.1 The Company contemplates that the Plan shall operate as a compensation Plan.

      The Plan provides that:

           1. Subject to the limits on payments under the Plan set forth herein, or in any annual budget approved by the Company and First Dominion Capital Corp. ("the Distributor"), the Company shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Fund's shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any service fees paid to securities dealers or others who have executed an agreement with the Company or its affiliates.

           2 The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under the 12b-1
           Rule:

                a. Any distribution agreement between the Company and its national distributor, or any other distributor of shares in privity with the Company.

                b. The national distributor's selling dealer agreement.

           Purchase orders for goods and services acquired from persons who are not affiliates of the Company are not deemed to be agreements under this Plan.

           3. The maximum aggregate amount which may be reimbursed by the Company under this Plan is 1.00% per annum of the average daily net assets of the Fund's Class C Shares. Of the 1.00%, the Company may pay a fee for distribution of Class C Shares of 0.75% and a service fee of 0.25%. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Company.

           4. It is anticipated that amounts paid by the Company under this Plan shall be used to pay service and maintenance fees for shareholder servicing and maintenance of shareholder accounts by other providers.

           5. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Trustees of the Company for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Trustees of the Company with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board of Trustees to make an informed determination of whether the Plan should be continued.

           6. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Company's Board of Trustees, including 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan.

      7. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the 12b-1 Trustees, on not more than sixty (60) days' written notice. Agreements entered into pursuant to the Plan shall terminate automatically upon their assignment.

           8. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Company for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

           9. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board of Trustees, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

           10. So long as the Plan is in effect, the selection and nomination of the Company's trustees who are not interested persons of the Company, as that term is defined in the 1940 Act, shall be committed to the discretion of the remaining trustees who are not interested persons of the Company.2

      11. This Plan shall take effect on the _______ day of
--------------------------.

                                                                   EXHIBIT 23(n)

                                    FORM OF:

                         SATUIT CAPITAL MANAGEMENT TRUST
                          Satuit Capital Micro-Cap Fund

                                   Rule 18f-3
                               Multiple Class Plan

      WHEREAS, Satuit Capital Management Trust (the "Company"), a Delaware business trust, engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act");

      WHEREAS, the Company is authorized to create separate series, each with its own separate investment portfolio, and the beneficial interest in each such series will be represented by a separate series of shares;

      WHEREAS, the Company, on behalf of the Satuit Capital Micro-Cap Fund series of shares (the "Fund"), desires to adopt a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan");

      WHEREAS, the Company, on behalf of the Fund, employs Satuit Capital Management, LLC (the "Adviser") as its adviser; Commonwealth Shareholder Services, Inc. (the "Administrator") as its administrator; Fund Services, Inc. (the "Transfer Agent") as its transfer agent; and First Dominion Capital Corp. (the "Distributor") as its principal underwriter in connection with the sale of shares of the Fund; and

      WHEREAS, the Board of Trustees of the Company (the "Board"), including a majority of the directors of the Company who are not "interested persons", as defined in the 1940 Act, of the Company, the Adviser, or the Distributor have found the Plan, as proposed, to be in the best interests of each class of shares individually, the Fund, and the Company as a whole;

      NOW, THEREFORE, the Company, on behalf of the Fund, hereby adopts the Plan, in accordance with Rule 18f-3 under the 1940 Act on the following terms and conditions:

1. Features of the Classes. The Fund shall offer, at the discretion of the Board, up to four classes of shares: "Class A Shares", "Class B Shares", "Class C Shares" and "Class Y Shares". Shares of each class of the Fund shall represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any Class Expenses, as defined in
      Section 3 below;  (c) each  class  shall  have  exclusive  voting  rights on any matter submitted to shareholders that relates solely to its distribution arrangements; and (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differs from the interests of any other class. In addition, Class A, Class B, Class C and Class Y shares of the Fund shall have the features described in Sections 2, 3, and 4 below.

2.    Distribution Fee Structure.

      (a) Class A Shares. Class A Shares of the Fund shall be offered at their then current net asset value ("NAV") plus an initial sale charge as set forth in the Fund's then-current prospectus. Class A Shares may be exchanged for Class A Shares of another fund of the Company. Pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Fund, the Company has adopted a distribution plan (the "Distribution Plan"), as amended. The Distribution Plan authorizes the Company to make payments for distribution services at an annual rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares, which may include a service fee up to 0.25%. Certain Class A Shares are offered without the imposition of an initial sales charge. If Class A Shares are purchased without a sales charge and are redeemed within three hundred sixty (360) days of purchase, those shares are subject to a 2.00% deferred sales charge upon redemption.

      (b) Class B Shares. Class B Shares of the Fund shall be offered at their then current NAV without the imposition of an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") payable upon certain redemptions as set forth in the Fund's then-current prospectus. Class B Shares may be exchanged for Class B Shares of another fund of the Company. Class B Shares of the Fund will automatically convert to Class A Shares of the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B Shares occurs. The conversions will be effected at the relative net asset values per share of the two classes. The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class B Shares of the Fund. Class B Shares pay a Rule 12b-1 fee of up to 0.75% (annualized) of the average daily net assets of the Fund's Class B Shares, as described in the Distribution Plan. Brokers, dealers and other institutions may maintain Class B shareholder accounts and provide personal services to Class B shareholders, and the Fund may pay up to 0.25% (annualized) of the average daily net assets of the Fund's Class B Shares as a fee for such shareholders services. Services related to the sale of Class B Shares may include, but are not limited to, preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor, or, as applicable, brokers, dealers or other institutions; commissions, incentive compensation to, and expenses of, account executives or other employees of the Distributor or brokers, dealers and other institutions; overhead and other office expenses of the Distributor attributable to distribution or sales support activities; opportunity costs related to the foregoing (which may be calculated as a carrying charge on the Distributor's unreimbursed expenses) incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation:

           (i) the expenses of operating the Distributor's offices in connection with the sale of the Class B Shares of the Fund, including lease costs, the salaries and employee benefit costs of administrative, operations and support activities;

           (ii) the costs of client sales seminars and travel related to distribution and sales support activities; and

           (iii) other expenses relating to distribution and sales support activities.

      (c) Class C Shares. Class C Shares of the Fund shall be offered at net asset value ("NAV") without the imposition of an initial sale charge as set forth in the Fund's then-current prospectus. Class C Shares redeemed within two years of purchase may be subject to a 2.00% charge upon redemption. Class C Shares may be exchanged for Class C Shares of another fund of the Company. Class C Shares pay a Rule 12b-1 Fee of up to 0.75% annualized of the average daily net assets of the Fund's Class C Shares as described in the Distribution Plan. Brokers, dealers and other institutions may maintain Class C shareholder accounts and provide personal services to Class C shareholders, and the Fund may pay up to 0.25% (annualized) of the average daily net assets of the Fund's Class C Shares as a fee for such shareholders services. Services related to the sale of Class C Shares may include, but are not limited to, preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor, or, as applicable, brokers, dealers or other institutions; commissions, incentive compensation to, and expenses of, account executives or other employees of the Distributor or brokers, dealers and other institutions; overhead and other office expenses of the Distributor attributable to distribution or sales support activities; opportunity costs related to the foregoing (which may be calculated as a carrying charge on the Distributor's unreimbursed expenses) incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation:

           (i) the expenses of operating the Distributor's offices in connection with the sale of the Class C Shares of the Fund, including lease costs, the salaries and employee benefit costs of administrative, operations and support activities;

          (ii) the costs of client sales seminars and travel related to distribution and sales support activities; and

          (iii)other expenses relating to distribution and sales support activities.

      (d) Class Y Shares. Class Y Shares of the Fund shall be offered at their then-current NAV without the imposition of an initial sales charge, Class Y Shares are only offered to certain investors as described in the Fund's then-current prospectus. Class Y Shares may be exchanged for Class Y shares of another fund of the Company and for certain other funds offered by the Company. Pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Fund, the Company has adopted a distribution plan (the "Distribution Plan"), as amended. The Distribution Plan authorizes the Company to make payments for distribution services at an annual rate of up to 0.25% of the average daily net assets of the Fund's Class Y Shares, which may include a service fee up to 0.25%. If Class Y Shares are redeemed within three hundred sixty (360) days of purchase, those shares are subject to a 2.00% deferred sales charge upon redemption.

3. Allocation of Income and Expenses.

      (a) The net asset value of all outstanding shares representing interests in the Fund shall be computed on the same days and at the same time. For purposes of computing net asset value, the gross investment income of the Fund shall be allocated to each class on the basis of the relative net assets of each class at the beginning of the day, adjusted for capital share activity for each class as of the prior day as reported by the Fund's transfer agent. Realized and unrealized gains and losses for each class will be allocated based on relative net assets at the beginning of the day, adjusted for capital share activity for each class of the prior day, as reported by the Transfer Agent. To the extent practicable, certain expenses (other than Class Expenses as defined below, which shall be allocated more specifically), shall be allocated to each class based on the relative net assets of each class at the beginning of the day, adjusted for capital share activity for each class as of the prior day, as reported by the Transfer Agent. Allocated expenses to each class shall be subtracted from allocated gross income. These expenses include:

           (1) Expenses incurred by the Company (for example, fees of directors, auditors, insurance costs, and legal counsel) that are not attributable to a particular class of shares of the Fund ("Company Level Expenses"); and

           (2) Expenses incurred by the Fund that are not attributable to any particular class of the Fund's shares (for example, advisory fees, custodial fees, banking charges, organizational costs, federal and Blue Sky registration fees, or other expenses relating to the management of the Fund's assets) ("Fund Expenses").

      (b) Expenses attributable to a particular class ("Class Expenses") shall be limited to:

(i) payments made pursuant to a Distribution Plan; (ii) transfer agent fees attributable to a specific class; (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a specific class; (iv) the expense of administrative personnel and services to support the shareholders of a specific class, including, but not limited to, fees and expenses under an administrative service agreement; (v) litigation or other legal expenses relating solely to one class; and (vi) directors' fees incurred as a result of issues relating to one class. Expenses in category (i) above must be allocated to the class for which such expenses are incurred. All other "Class Expenses" listed in categories
(ii)-(vi) above may be allocated to a class but only if an officer of the Company has determined, subject to Board approval or ratification, which of such categories of expenses will be treated as Class Expenses consistent with applicable legal principles under the 1940 Act and the Internal Revenue Code of 1986 (the "Code").

      (c) Therefore, expenses of the Fund shall be apportioned to each class of shares depending on the nature of the expense item. Company Level Expenses and Fund Expenses shall be allocated among the classes of shares based on their relative net asset values. Approved Class Expenses shall be allocated to the particular class to which they are attributable. In addition, certain expenses may be allocated differently if their method of imposition changes. Thus, if a Class Expense can no longer be attributed to a class, it shall be charged to the Fund for allocation among the classes, as determined by the Board. Any additional Class Expenses not specifically identified above that are subsequently identified and determined to be properly allocated to one class of shares shall not be so allocated until approved by the Board in light of the requirements of the 1940 Act and the Code.

4. Exchange Privileges. The Class A, Class B, Class C and Class Y shares of the Fund may be exchanged at their relative NAVs for:

(i) shares of a comparable class of another series of shares offered by the Company; or
(ii) if the other series of shares offered by the Company does not have multiple classes of shares, the existing shares of such other series of the Company. Purchase of Fund shares by exchange are subject to the same minimum investment requirements and other criteria imposed for purchases made in any other manner.

5. Conversion Features. Class B Shares of the Fund will automatically convert to Class A Shares of the Fund, based on the relative net asset values per share of the two classes, on the first business day of the month in which the eighth anniversary of the issuance of the Class B Shares occurs. Class A, Class C and Class Y shares do not have conversion features.

6. Quarterly and Annual Report. The trustees shall receive quarterly and annual written reports concerning all allocated Class Expenses and expenditures under each Distribution Plan complying with paragraph (b)(3)(ii) of Rule 12b-1. The reports,
      including  the   allocations   upon  which  they  are  based,   shall  be
      subject to the review and approval of the trustees who are not "interested persons" of the Company (as defined in the 1940 Act), in the exercise of their fiduciary duties.

7. Waiver or Reimbursement of Expenses. Expenses may be waived or reimbursed by the Adviser or any other provider of services to the Fund without the prior approval of the Board.

8. Effectiveness of Plan. The Plan shall not take effect until it has been approved by votes of a majority of both (i) the trustees of the Company and (ii) those trustees of the Company who are not "interested persons" of the Company, the Adviser, or the Distributor (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan.

9. Material Modifications. This Plan may not be amended to materially modify its terms unless such amendment is approved in the manner provided for initial approval in Paragraph 8 hereof.

10. Limitation of Liability. The Board of Trustees of the Company and the shareholders of the Fund shall not be liable for any obligations of the Fund under this Plan, and any person in asserting any rights or claims under this Plan shall look only to the assets and property of the Fund in settlement of such right or claim and not to such directors or shareholders.

           IN WITNESS WHEREOF,  the Company, on behalf of the Fund, has adopted
      this   Multiple   Class   Plan   effective   as  of  the   _____  day  of
      -------------------.





--------
    1 In its consideration of the Plan, the Board of Trustees considered the proposed schedule and nature of payments under the Plan. The Board of Trustees concluded that the proposed reimbursement of the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for distribution expenses under the Plan is fair and not excessive. Accordingly, the Board of Trustees determined that the Plan should provide for such reimbursement and that adoption of the Plan would be prudent and in the best interests of the Company and the Fund's shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Company, the Fund and the Fund's shareholders. 2 It is the current position of the U.S. Securities and Exchange Commission that a Company adopting a plan pursuant to Rule 12b-1 under the 1940 Act commit to having a majority of its Board of Trustees comprised of trustees who are not interested persons of the Company. The Company currently complies with such provision and has undertaken to comply with such provision of Rule 12b-1 so long as it is in effect.